Parametric

International Equity Fund

October 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 9.1%
Abacus Property Group	53,600	$144,096
AMA Group, Ltd.	132,000	125,030
AP Eagers, Ltd.	14,900	125,882
APA Group	235,980	1,895,451
ARB Corp., Ltd.	5,909	73,742
ASX, Ltd.	5,600	317,866
Atlas Arteria, Ltd.	46,400	256,614
Atlassian Corp. PLC, Class A(1)	13,200	1,594,428
Aurizon Holdings, Ltd.	129,400	526,430
AusNet Services	726,400	927,880
Austal, Ltd.	72,300	208,159
Bank of Queensland, Ltd.	23,600	147,289
Bendigo & Adelaide Bank, Ltd.	21,100	154,855
BHP Group, Ltd.	67,700	1,659,493
Brambles, Ltd.	84,200	696,085
Bravura Solutions, Ltd.	100,400	282,452
Breville Group, Ltd.	8,200	86,843
BWP Trust	66,800	190,984
Caltex Australia, Ltd.	29,800	560,199
Centuria Metropolitan REIT	66,000	135,656
Charter Hall Group	23,500	183,110
Charter Hall Long Wale REIT	52,200	206,762
Charter Hall Retail REIT	73,500	223,313
Coca-Cola Amatil, Ltd.	72,551	509,137
Coles Group, Ltd.	98,023	1,014,427
Collins Foods, Ltd.	20,500	144,574
Commonwealth Bank of Australia	22,023	1,194,089
Computershare, Ltd.	69,400	757,533
Cromwell Property Group	233,500	213,359
Crown Resorts, Ltd.	25,500	219,060
CSL, Ltd.	18,700	3,297,862
CSR, Ltd.	49,000	140,063
Dexus	66,800	550,864
Domain Holdings Australia, Ltd.	42,700	93,172
Domino’s Pizza Enterprises, Ltd.(2)	6,400	225,163
EML Payments, Ltd.(1)	40,000	110,124
Evolution Mining, Ltd.	80,276	228,978
Flight Centre Travel Group, Ltd.	5,800	170,385
GPT Group (The)	125,200	513,912
GUD Holdings, Ltd.	15,500	115,590
GWA Group, Ltd.	67,200	134,791
Hansen Technologies, Ltd.	30,805	72,084
Harvey Norman Holdings, Ltd.(2)	71,004	200,339
IDP Education, Ltd.	15,800	193,662

Security	Shares	Value
Ingenia Communities Group	25,800	$78,181
Inghams Group, Ltd.	129,100	276,392
InvoCare, Ltd.(2)	17,400	157,266
IRESS, Ltd.	53,584	470,573
James Hardie Industries PLC CDI	17,300	297,114
JB Hi-Fi, Ltd.(2)	10,699	273,420
Link Administration Holdings, Ltd.	120,600	465,058
Medibank Pvt, Ltd.	115,300	268,732
Megaport, Ltd.(1)	18,000	115,096
Mirvac Group	235,300	521,396
National Australia Bank, Ltd.	39,000	765,536
National Storage REIT(1)	157,700	202,357
nearmap, Ltd.(1)	60,000	110,226
Newcrest Mining, Ltd.	19,600	427,835
NEXTDC, Ltd.(1)(2)	46,000	203,286
nib Holdings, Ltd.	45,300	218,982
Northern Star Resources, Ltd.	33,400	226,396
Oil Search, Ltd.	125,100	617,404
Orica, Ltd.	16,599	262,326
Orora, Ltd.	42,869	91,374
Premier Investments, Ltd.	7,193	95,330
Qantas Airways, Ltd.	60,000	265,388
Qube Holdings, Ltd.	143,942	322,733
Ramsay Health Care, Ltd.	11,000	519,757
REA Group, Ltd.	9,700	727,979
Regis Resources, Ltd.	52,500	177,926
Rio Tinto, Ltd.	10,100	631,583
Santos, Ltd.	150,900	844,061
Saracen Mineral Holdings, Ltd.(1)	48,896	126,514
Scentre Group	290,500	767,543
Service Stream, Ltd.	75,800	134,720
Shopping Centres Australasia Property Group	118,852	220,461
Sonic Healthcare, Ltd.	29,200	575,093
Spark Infrastructure Group	591,700	825,141
St. Barbara, Ltd.	37,200	71,767
Star Entertainment Group, Ltd. (The)	62,300	202,007
Suncorp Group, Ltd.	26,600	246,968
Sydney Airport	61,800	374,288
Tabcorp Holdings, Ltd.	131,400	435,413
Technology One, Ltd.	75,000	381,001
Telstra Corp., Ltd.	951,300	2,291,153
TPG Telecom, Ltd.	67,500	304,234
Transurban Group	125,400	1,284,340
Viva Energy Group, Ltd.(3)	199,940	275,385
Viva Energy REIT	66,000	131,527
Vocus Group, Ltd.(1)	87,200	199,920
Washington H. Soul Pattinson & Co., Ltd.	21,300	318,397
Wesfarmers, Ltd.	58,512	1,607,612
Westpac Banking Corp.	49,200	955,242
Whitehaven Coal, Ltd.(2)	79,600	181,041
Woodside Petroleum, Ltd.	68,400	1,515,981
Woolworths Group, Ltd.	98,300	2,534,776

		$46,416,018

Security	Shares	Value
Austria — 1.1%
Agrana Beteiligungs AG	3,000	$57,893
ams AG(1)	19,000	853,720
ANDRITZ AG	11,270	506,769
BAWAG Group AG(3)	2,000	82,661
CA Immobilien Anlagen AG	9,460	364,521
Erste Group Bank AG	14,770	522,383
IMMOFINANZ AG	12,282	353,115
Lenzing AG	1,700	179,066
Nabriva Therapeutics PLC(1)(2)	19,000	36,670
Oesterreichische Post AG	4,700	173,217
OMV AG	12,093	706,976
Porr AG(2)	3,440	81,468
Rhi Magnesita NV	3,292	148,366
Telekom Austria AG	50,680	392,689
UNIQA Insurance Group AG	14,300	137,520
Verbund AG	12,782	692,465
Wienerberger AG	12,300	333,153

		$5,622,652

Belgium — 2.1%
Ackermans & van Haaren NV	1,080	$165,559
Ageas	7,200	415,229
AGFA-Gevaert NV(1)	35,603	162,459
Anheuser-Busch InBev SA/NV	15,140	1,222,061
Barco NV	3,220	701,266
Befimmo SA	5,550	358,772
Bekaert SA	11,000	306,985
Biocartis NV(1)(3)	11,000	78,965
bpost SA	33,332	380,927
Cofinimmo SA	3,300	488,212
Colruyt SA	1,550	86,218
D’Ieteren SA/NV	5,100	322,108
Econocom Group SA/NV	45,600	118,907
Elia System Operator SA/NV	7,000	603,768
Euronav SA	42,060	474,332
Fagron	11,540	219,121
Gimv NV	1,766	106,051
Groupe Bruxelles Lambert SA	3,900	391,778
KBC Ancora	2,150	102,507
Materialise NV ADR(1)(2)	6,300	120,267
Montea C.V.A.	2,560	232,320
Proximus SA	46,400	1,425,907
Retail Estates NV	2,280	217,675
Sofina SA	1,080	238,995
Solvay SA	8,500	924,171
Tessenderlo Group SA(1)	6,179	204,426
UCB SA	11,900	959,126

		$11,028,112

Denmark — 2.2%
Alm Brand A/S	9,000	$73,311
Bakkafrost P/F	3,814	238,836
Carlsberg A/S, Class B	6,821	960,561
Chr. Hansen Holding A/S	8,860	680,233

Security	Shares	Value
DSV PANALPINA A/S	8,297	$806,378
ISS A/S	7,300	191,123
Jyske Bank A/S(1)	8,666	288,276
Maersk Drilling A/S(1)	4,300	242,728
Novo Nordisk A/S, Class B	31,900	1,754,139
Novozymes A/S, Class B	17,840	840,970
Orsted A/S(3)	16,750	1,470,176
Pandora A/S	16,480	810,915
Ringkjoebing Landbobank A/S	4,160	287,251
Rockwool International A/S, Class B	460	90,408
Royal Unibrew A/S	2,700	221,506
Scandinavian Tobacco Group AS(3)	5,600	66,174
SimCorp A/S	8,480	758,771
Sydbank A/S	12,000	235,396
Topdanmark A/S	6,227	278,897
Tryg A/S	13,750	384,327
Vestas Wind Systems A/S	6,300	513,247

		$11,193,623

Finland — 2.2%
Citycon Oyj(2)	17,313	$181,431
Elisa Oyj	21,400	1,169,068
Fortum Oyj	45,789	1,118,974
Huhtamaki Oyj	3,800	175,961
Kemira Oyj	9,600	155,949
Kesko Oyj, Class B	17,460	1,163,326
Kone Oyj, Class B	11,280	718,263
Metsa Board Oyj	21,700	143,800
Neste Oyj	35,114	1,268,755
Nokia Oyj	195,874	719,055
Nokian Renkaat Oyj	2,900	82,879
Nordea Bank AB	96,500	706,316
Orion Oyj, Class B	23,460	1,040,794
Sampo Oyj, Class A	12,300	504,052
Tieto Oyj	4,494	127,912
Tokmanni Group Corp.	75,570	967,587
UPM-Kymmene Oyj	21,860	711,968
Valmet Oyj	3,811	85,292
Wartsila Oyj Abp	18,254	192,849
YIT Oyj	13,000	78,081

		$11,312,312

France — 8.9%
Accor SA	4,792	$206,121
Aeroports de Paris	945	179,729
Air Liquide SA	31,540	4,193,591
Airbus SE	7,160	1,027,161
Alstom SA	5,250	227,132
Alten SA	3,460	380,607
Altran Technologies SA	29,500	469,020
Atos SE	8,580	665,865
AXA SA	57,900	1,532,683
Bollore SA	33,200	143,835
Bouygues SA	5,400	229,058

Security	Shares	Value
Bureau Veritas SA	7,818	$199,879
Casino Guichard Perrachon SA(2)	9,000	485,861
Christian Dior SE	216	106,695
Cie Generale des Etablissements Michelin SCA	3,140	382,318
CNP Assurances	20,562	408,140
Covivio	8,000	905,994
Criteo SA ADR(1)	9,900	165,330
Danone SA	25,000	2,071,030
Dassault Systemes SE	9,550	1,450,423
Edenred	4,250	224,008
Eiffage SA	1,970	211,590
Electricite de France SA	38,600	398,770
Elior Group SA(3)	7,300	94,540
Engie SA	123,000	2,059,607
EssilorLuxottica SA	4,834	738,124
Eurazeo SE	4,500	314,003
Eutelsat Communications SA	20,921	396,870
Gaztransport Et Technigaz SA	1,000	91,238
Gecina SA	7,440	1,277,217
Getlink SE	10,600	177,559
Hermes International	570	410,601
Iliad SA	1,700	176,180
Ingenico Group SA	5,880	628,755
Legrand SA	4,262	332,964
LVMH Moet Hennessy Louis Vuitton SE	3,870	1,652,705
Metropole Television SA	4,800	84,444
Orange SA	119,900	1,929,729
Pernod-Ricard SA	9,200	1,699,544
Quadient	11,000	235,579
Renault SA	4,480	228,744
Sanofi	44,280	4,082,043
SCOR SE	11,970	504,884
Societe BIC SA	1,500	104,180
Societe Generale SA	32,910	935,924
Sodexo SA	2,760	303,715
Suez	39,200	611,423
Talend SA ADR(1)(2)	8,600	305,816
Teleperformance	1,008	228,699
Thales SA	3,100	303,055
Total SA	75,860	4,010,581
Unibail-Rodamco-Westfield(4)	800	123,709
Unibail-Rodamco-Westfield(4)	12,240	1,893,189
Veolia Environnement SA	42,130	1,109,020
Vinci SA	6,030	676,543
Vivendi SA	41,300	1,150,106
Wendel SA	2,500	354,493

		$45,490,623

Germany — 8.8%
Aareal Bank AG	5,640	$189,344
adidas AG	3,900	1,205,594
Allianz SE	8,680	2,119,852
Aroundtown SA	65,000	549,418

Security	Shares	Value
Axel Springer SE, Tendered Shares(1)	6,700	$468,938
BASF SE	39,600	3,010,360
Bayer AG	23,200	1,799,767
Bayerische Motoren Werke AG	8,860	678,452
Bayerische Motoren Werke AG, PFC Shares	4,800	295,455
Beiersdorf AG	14,000	1,656,331
Borussia Dortmund GmbH & Co. KGaA	10,900	103,089
Carl Zeiss Meditec AG	2,900	316,112
Continental AG	3,700	495,581
Delivery Hero SE(1)(3)	6,407	300,634
Deutsche Boerse AG	4,640	718,549
Deutsche Lufthansa AG	11,330	196,272
Deutsche Post AG	22,700	804,148
Deutsche Telekom AG	193,800	3,410,019
Deutsche Wohnen SE	24,600	927,479
E.ON SE	200,000	2,016,893
Fielmann AG	2,817	217,252
Fraport AG Frankfurt Airport Services Worldwide	1,930	161,315
Fresenius SE & Co. KGaA	15,500	816,156
FUCHS PETROLUB SE, PFC Shares	13,202	562,460
GEA Group AG	4,394	134,201
Gerresheimer AG	3,000	241,935
Hannover Rueck SE	2,000	354,408
Henkel AG & Co. KGaA	15,200	1,462,512
Hochtief AG	1,380	172,421
HUGO BOSS AG	4,900	206,596
Knorr-Bremse AG	2,191	221,107
KWS Saat SE and Co. KGaA	1,025	68,903
Merck KGaA	5,220	622,571
Metro AG	45,700	746,253
MTU Aero Engines AG	1,361	363,974
Muenchener Rueckversicherungs-Gesellschaft AG	3,320	922,427
Osram Licht AG	2,700	120,865
Puma SE	4,602	346,245
QIAGEN NV(1)	12,000	360,949
Rational AG	114	86,737
RWE AG	80,237	2,445,180
SAP SE	32,200	4,266,547
Siemens AG	18,540	2,139,516
Siemens Healthineers AG(3)	10,400	442,011
Software AG	8,800	279,937
Suedzucker AG	36,100	519,508
Symrise AG	9,900	951,457
TAG Immobilien AG	25,200	612,403
Talanx AG(1)	3,637	167,624
Telefonica Deutschland Holding AG(3)	131,800	418,573
TLG Immobilien AG	17,400	510,283
TUI AG	33,700	440,872
Varta AG(1)	1,600	180,864
VERBIO Vereinigte BioEnergie AG	4,576	46,112
Vonovia SE	33,600	1,789,363
Zalando SE(1)(3)	6,600	286,156

		$44,947,980

Security	Shares	Value
Hong Kong — 4.4%
AIA Group, Ltd.	227,400	$2,264,499
Alibaba Health Information Technology, Ltd.(1)	870,000	875,650
Bank of East Asia, Ltd. (The)	85,800	206,684
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	158,000	214,146
BOC Hong Kong Holdings, Ltd.	93,000	319,513
Brightoil Petroleum Holdings, Ltd.(1)(5)	262,000	0
Budweiser Brewing Co., APAC, Ltd.(1)(3)	178,000	650,808
Cafe de Coral Holdings, Ltd.	58,000	158,259
Cathay Pacific Airways, Ltd.(2)	100,000	127,755
Champion REIT	149,000	98,753
China Traditional Chinese Medicine Holdings Co., Ltd.	162,000	72,337
China Youzan, Ltd.(1)	1,552,000	95,013
Chow Sang Sang Holdings International, Ltd.	153,000	178,542
Chow Tai Fook Jewellery Group, Ltd.	164,000	147,454
CK Hutchison Holdings, Ltd.	126,000	1,163,368
CLP Holdings, Ltd.	108,000	1,121,625
Dairy Farm International Holdings, Ltd.	25,500	153,696
First Pacific Co., Ltd.	472,000	180,570
Fortune REIT(2)	129,000	151,331
Global Cord Blood Corp.(1)	29,600	147,112
Glory Sun Financial Group, Ltd.(2)	2,992,000	108,693
Hang Lung Group, Ltd.	48,000	120,222
Hang Lung Properties, Ltd.	86,000	189,045
Hang Seng Bank, Ltd.	20,000	417,302
Henderson Land Development Co., Ltd.	54,867	274,038
HK Electric Investments & HK Electric Investments, Ltd.	304,000	303,445
HKBN, Ltd.	310,500	554,148
HKT Trust and HKT, Ltd.	825,000	1,283,419
Hong Kong & China Gas Co., Ltd.	627,531	1,217,975
Hongkong Land Holdings, Ltd.	41,300	226,877
Hysan Development Co., Ltd.	48,000	189,180
Jardine Matheson Holdings, Ltd.	14,000	798,154
Jardine Strategic Holdings, Ltd.	12,100	390,731
Kerry Properties, Ltd.	32,500	105,094
Li & Fung, Ltd.	1,346,000	147,200
Lifestyle International Holdings, Ltd.	152,500	160,524
Link REIT	63,000	686,158
Luk Fook Holdings International, Ltd.	45,000	119,525
Man Wah Holdings, Ltd.	390,000	265,628
MTR Corp., Ltd.	89,500	513,173
Nexteer Automotive Group, Ltd.	219,000	204,112
NWS Holdings, Ltd.	138,000	205,383
Pacific Textiles Holdings, Ltd.	158,000	114,928
PAX Global Technology, Ltd.	180,000	78,653
Power Assets Holdings, Ltd.	92,000	656,524
SA SA International Holdings, Ltd.(2)	636,000	152,247
Sands China, Ltd.	185,200	912,225
Shangri-La Asia, Ltd.	208,000	213,494
SJM Holdings, Ltd.	321,000	342,905
Sun Hung Kai Properties, Ltd.	35,000	530,366
Superb Summit International Group, Ltd.(1)(5)	230,000	0
Swire Pacific, Ltd., Class A	23,500	224,009
Swire Pacific, Ltd., Class B	45,000	66,453

Security	Shares	Value
Swire Properties, Ltd.	45,400	$142,785
Tongda Group Holdings, Ltd.	2,940,000	239,279
Town Health International Medical Group, Ltd.(2)(5)	604,000	0
Vitasoy International Holdings, Ltd.	230,000	935,251
VSTECS Holdings, Ltd.	154,000	78,480
VTech Holdings, Ltd.	80,600	706,686
Wharf Real Estate Investment Co., Ltd.	40,000	235,269
Yue Yuen Industrial Holdings, Ltd.	96,500	271,955
Yuexiu Real Estate Investment Trust	120,000	79,747

		$22,788,397

Ireland — 2.3%
AIB Group PLC	212,800	$682,454
Bank of Ireland Group PLC	233,000	1,123,068
Cairn Homes PLC	146,637	190,110
CRH PLC(1)	46,500	1,693,054
Dalata Hotel Group PLC	38,617	228,293
Flutter Entertainment PLC(2)	12,650	1,307,346
Fly Leasing, Ltd. ADR(1)	11,200	227,472
Grafton Group PLC	43,000	435,428
Green REIT PLC	288,100	612,830
ICON PLC(1)	8,745	1,284,640
Irish Continental Group PLC	57,130	273,206
Irish Residential Properties REIT PLC	286,000	560,067
Kerry Group PLC, Class A	11,950	1,444,332
Kingspan Group PLC	15,700	813,330
Origin Enterprises PLC(1)	36,000	188,368
Total Produce PLC	46,000	74,914
UDG Healthcare PLC	45,800	459,111

		$11,598,023

Israel — 2.2%
Alony Hetz Properties & Investments, Ltd.	13,300	$192,005
Amot Investments, Ltd.	22,481	158,250
Azrieli Group, Ltd.	3,600	277,482
Bank Hapoalim B.M.	44,400	355,362
Bank Leumi Le-Israel B.M.	58,667	427,345
Bezeq The Israeli Telecommunication Corp., Ltd.	1,047,874	691,403
Check Point Software Technologies, Ltd.(1)	4,900	550,809
Delta-Galil Industries, Ltd.	3,099	78,547
Elbit Systems, Ltd.	5,330	873,890
Electra, Ltd.	720	254,858
Fattal Holdings 1998, Ltd.	1,400	208,222
First International Bank of Israel, Ltd.(1)	4,135	113,520
Fox Wizel, Ltd.	4,200	162,526
Inrom Construction Industries, Ltd.	40,400	151,926
Israel Chemicals, Ltd.	258,000	1,146,825
Kenon Holdings, Ltd.	9,700	212,419
Melisron, Ltd.	3,626	219,861
Mellanox Technologies, Ltd.(1)	1,500	169,050
Mizrahi Tefahot Bank, Ltd.	12,760	316,583
Nice, Ltd.(1)	2,738	431,893
Oil Refineries, Ltd.	869,100	446,217
Paz Oil Co., Ltd.	4,620	708,418
Radware, Ltd.(1)	3,600	81,216

Security	Shares	Value
Reit 1, Ltd.	31,600	$199,910
Sella Capital Real Estate, Ltd.	44,539	122,613
Shapir Engineering and Industry, Ltd.	30,000	148,712
Shufersal, Ltd.	25,200	170,403
Strauss Group, Ltd.	28,400	859,970
Taro Pharmaceutical Industries, Ltd.	2,100	169,764
Teva Pharmaceutical Industries, Ltd. ADR(1)	136,600	1,113,290
UroGen Pharma, Ltd.(1)(2)	4,300	97,309

		$11,110,598

Italy — 4.6%
A2A SpA	85,363	$171,364
Arnoldo Mondadori Editore SpA(1)	66,000	147,314
Assicurazioni Generali SpA	27,086	549,236
ASTM SpA	7,650	241,163
Atlantia SpA	35,900	886,942
Autogrill SpA	29,700	293,637
Azimut Holding SpA	7,000	143,945
Banca Mediolanum SpA	14,000	120,047
Banca Popolare di Sondrio SCPA	35,600	71,197
Banco BPM SpA(1)	41,800	95,152
Bio-On SpA(1)(2)(5)	12,900	74,958
BPER Banca	32,400	144,951
Brunello Cucinelli SpA	9,000	282,094
Buzzi Unicem SpA	7,400	178,552
Cementir Holding NV	48,418	325,677
Cerved Group SpA	9,600	93,432
COSMO Pharmaceuticals NV(1)(2)	3,282	243,560
Datalogic SpA	5,730	88,707
Davide Campari-Milano SpA	132,200	1,212,578
De’Longhi SpA	10,450	192,487
DiaSorin SpA	7,620	859,162
Enav SpA(3)	46,000	267,881
Enel SpA	240,500	1,863,961
Eni SpA	154,100	2,337,849
ERG SpA	5,300	112,183
Ferrari NV	7,500	1,201,177
Fila SpA	5,500	94,489
Fincantieri SpA(1)(2)	128,000	135,071
Gamenet Group SpA(3)	5,500	77,263
Hera SpA	25,600	109,663
IMA Industria Macchine Automatiche SpA	2,600	177,030
Infrastrutture Wireless Italiane SpA(3)	113,500	1,164,894
Interpump Group SpA	11,400	312,511
Intesa Sanpaolo SpA	315,000	789,335
Iren SPA	42,400	131,629
Italgas SpA	24,300	156,436
Leonardo SpA	39,700	461,219
Mediaset SpA(1)	358,200	1,071,291
Mediobanca Banca di Credito Finanziario SpA	17,200	204,531
Nexi SpA(1)(3)	11,200	115,958
Poste Italiane SpA(3)	16,700	202,845
Prada SpA	62,700	215,554
Recordati SpA	16,600	697,600

Security	Shares	Value
Reply SpA	4,480	$291,945
Retelit SpA(2)	222,200	415,498
Salini Impregilo SpA(1)	37,600	76,553
Salvatore Ferragamo SpA	16,300	304,858
Saras SpA	171,700	329,735
Societa Iniziative Autostradali e Servizi SpA	9,300	160,824
STMicroelectronics NV	112,200	2,548,079
Technogym SpA(3)	16,800	185,350
Terna Rete Elettrica Nazionale SpA	52,300	345,672
Tod’s SpA(2)	3,100	146,915
Unione di Banche Italiane SpA	49,455	150,653
Unipol Gruppo SpA	13,600	75,902
UnipolSai Assicurazioni SpA	28,030	78,231

		$23,426,740

Japan — 13.2%
Activia Properties, Inc.	50	$263,806
Advance Residence Investment Corp.	88	292,431
AGC, Inc.	2,600	91,416
Air Water, Inc.	12,300	230,268
Ajinomoto Co., Inc.	16,600	315,602
Alps Alpine Co., Ltd.	7,800	167,221
Aozora Bank, Ltd.	5,200	133,423
Asahi Group Holdings, Ltd.	8,800	440,681
Asahi Intecc Co., Ltd.	8,800	242,135
Asahi Kasei Corp.	44,700	496,230
Bandai Namco Holdings, Inc.	2,900	178,319
Bridgestone Corp.	8,300	344,864
Brother Industries, Ltd.	4,400	82,694
Calbee, Inc.	4,300	143,731
Canon, Inc.	14,300	392,388
Capcom Co., Ltd.	11,100	262,000
Casio Computer Co., Ltd.	7,300	118,505
Central Japan Railway Co.	1,800	369,241
Chubu Electric Power Co., Inc.	54,700	820,623
Chugai Pharmaceutical Co., Ltd.	5,800	488,103
Chugoku Electric Power Co., Inc. (The)	34,700	462,265
Citizen Watch Co., Ltd.	27,900	148,332
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	113,520
CyberAgent, Inc.	5,100	165,758
Dai Nippon Printing Co., Ltd.	5,700	152,238
Daicel Corp.	19,800	177,001
Daido Steel Co., Ltd.	2,900	126,550
Daiichi Sankyo Co., Ltd.	12,500	821,922
Daikin Industries, Ltd.	2,400	335,903
Daiwa House REIT Investment Corp.	107	311,563
Daiwa Office Investment Corp.	10	79,670
Daiwa Securities Group, Inc.	55,200	248,113
DeNA Co., Ltd.	11,700	199,436
Dentsu, Inc.	7,800	278,848
DIC Corp.	7,700	220,567

Security	Shares	Value
East Japan Railway Co.	3,200	$290,499
Ezaki Glico Co., Ltd.(2)	3,400	157,772
FamilyMart Co., Ltd.	10,500	260,465
Fast Retailing Co., Ltd.	600	370,015
FUJIFILM Holdings Corp.	7,400	324,876
Fujitsu, Ltd.	4,200	372,242
GLP J-REIT	205	267,429
Hakuhodo DY Holdings, Inc.	12,400	185,042
Hamamatsu Photonics K.K.	4,900	190,263
Hankyu Hanshin Holdings, Inc.	4,400	176,075
Hikari Tsushin, Inc.	600	131,518
Hirose Electric Co., Ltd.	1,740	219,188
Hitachi Chemical Co., Ltd.	5,600	184,351
Hitachi, Ltd.	14,500	541,175
House Foods Group, Inc.	4,300	162,980
Hulic Co., Ltd.	12,100	131,367
Industrial & Infrastructure Fund Investment Corp.	50	78,280
Inpex Corp.	83,100	768,216
Invincible Investment Corp.	162	102,295
Ito En, Ltd.	2,200	107,232
ITOCHU Corp.	14,500	303,164
Iwatani Corp.(2)	4,100	142,175
Japan Airlines Co., Ltd.	3,900	121,532
Japan Exchange Group, Inc.	18,600	307,058
Japan Hotel REIT Investment Corp.	307	254,640
Japan Petroleum Exploration Co., Ltd.	9,900	253,119
Japan Post Bank Co., Ltd.	18,700	186,019
Japan Post Holdings Co., Ltd.	30,100	276,295
Japan Prime Realty Investment Corp.	62	297,971
Japan Real Estate Investment Corp.	63	430,026
Japan Retail Fund Investment Corp.	145	337,975
Japan Tobacco, Inc.	24,600	556,027
JFE Holdings, Inc.	18,000	225,137
JSR Corp.	10,200	191,492
JXTG Holdings, Inc.	229,600	1,073,205
Kajima Corp.	10,500	144,297
Kakaku.com, Inc.	6,900	160,217
Kansai Electric Power Co., Inc. (The)	50,000	583,306
Kansai Paint Co., Ltd.	10,500	252,891
Kao Corp.	9,700	779,867
KDDI Corp.	42,800	1,184,325
Keikyu Corp.	5,900	117,443
Keio Corp.	2,200	136,100
Keisei Electric Railway Co., Ltd.	2,700	110,391
Kenedix Office Investment Corp.	30	234,902
Kewpie Corp.	6,000	136,183
Keyence Corp.	1,400	885,215
Kintetsu Group Holdings Co., Ltd.	2,700	147,166
Kirin Holdings Co., Ltd.	17,900	379,737
Konami Holdings Corp.	5,400	237,054
Konica Minolta, Inc.	18,500	135,786
Kubota Corp.	12,200	193,776

Security	Shares	Value
Kuraray Co., Ltd.	19,500	$231,998
Kyocera Corp.	4,800	314,913
Kyowa Kirin Co., Ltd.	9,500	174,800
Kyushu Electric Power Co., Inc.	44,700	446,708
Lawson, Inc.	2,800	154,466
Lion Corp.	8,700	182,069
LIXIL Group Corp.	4,100	76,251
Makita Corp.	4,000	134,523
Marubeni Corp.	30,400	213,958
Marui Group Co., Ltd.	5,700	126,713
Maruichi Steel Tube, Ltd.	5,100	139,272
Medipal Holdings Corp.	8,100	185,065
MEIJI Holdings Co., Ltd.	3,900	281,103
Mitsubishi Chemical Holdings Corp.	42,000	320,091
Mitsubishi Corp.	14,300	363,712
Mitsubishi Estate Co., Ltd.	41,300	801,855
Mitsubishi Heavy Industries, Ltd.(2)	4,700	190,206
Mitsubishi Materials Corp.	7,400	212,787
Mitsubishi Tanabe Pharma Corp.	17,300	207,051
Mitsubishi UFJ Financial Group, Inc.	209,300	1,085,072
Mitsui & Co., Ltd.	14,500	249,022
Mizuho Financial Group, Inc.	468,600	727,490
Mori Hills REIT Investment Corp.	45	74,375
MS&AD Insurance Group Holdings, Inc.	10,200	329,370
Murata Manufacturing Co., Ltd.	10,000	544,482
Nagoya Railroad Co., Ltd.	2,400	76,291
NEC Corp.	6,800	269,488
Nexon Co., Ltd.(1)	19,200	222,494
NH Foods, Ltd.	4,300	180,668
Nichirei Corp.	4,600	105,638
Nihon Kohden Corp.	6,600	197,457
Nippon Accommodations Fund, Inc.	35	220,228
Nippon Building Fund, Inc.	54	409,677
Nippon Express Co., Ltd.	2,500	142,639
Nippon Kayaku Co., Ltd.	11,400	138,547
Nippon Paint Holdings Co., Ltd.	6,400	348,547
Nippon Paper Industries Co., Ltd.	10,000	172,376
Nippon Prologis REIT, Inc.	135	377,093
Nippon Shinyaku Co., Ltd.	2,200	198,477
Nippon Shokubai Co., Ltd.	2,200	135,658
Nippon Steel Corp.	25,300	369,267
Nippon Telegraph & Telephone Corp.	23,200	1,151,715
Nissan Chemical Corp.	5,300	217,607
Nissan Motor Co., Ltd.	31,200	196,890
Nisshin Seifun Group, Inc.	7,400	146,699
Nissin Foods Holdings Co., Ltd.	2,500	188,841
Nitori Holdings Co., Ltd.	1,600	243,538
NOF Corp.	4,200	141,872
Nomura Real Estate Master Fund, Inc.	182	347,904
Nomura Research Institute, Ltd.	11,400	242,030
NTT Data Corp.	20,600	270,495

Security	Shares	Value
NTT DoCoMo, Inc.	41,400	$1,134,985
Obayashi Corp.	14,900	153,342
Obic Co., Ltd.	1,700	212,849
Odakyu Electric Railway Co., Ltd.(2)	4,900	119,277
Oji Holdings Corp.	48,300	249,723
Olympus Corp.	33,200	451,732
Ono Pharmaceutical Co., Ltd.	15,800	297,622
Oracle Corp. Japan	1,900	167,003
Oriental Land Co., Ltd.	2,200	322,522
ORIX Corp.	29,400	462,018
Orix JREIT, Inc.	151	341,429
Osaka Gas Co., Ltd.	25,400	496,689
Otsuka Corp.	4,400	177,399
Otsuka Holdings Co., Ltd.	10,800	450,254
Pan Pacific International Holdings Corp.	13,600	214,082
Rakuten, Inc.	18,600	177,322
Recruit Holdings Co., Ltd.	13,400	445,336
Resona Holdings, Inc.	65,300	283,961
Ricoh Co., Ltd.	25,600	227,984
Rinnai Corp.	1,700	124,956
Ryohin Keikaku Co., Ltd.	9,000	200,360
Santen Pharmaceutical Co., Ltd.	12,400	219,645
Sawai Pharmaceutical Co., Ltd.	3,400	191,851
SECOM Co., Ltd.	2,800	259,458
Seiko Epson Corp.(2)	11,300	159,794
Sekisui Chemical Co., Ltd.	8,400	146,460
Sekisui House Reit, Inc.	278	256,575
Sekisui House, Ltd.	11,000	237,208
Seven & i Holdings Co., Ltd.	15,900	600,707
Seven Bank, Ltd.	59,700	173,080
SG Holdings Co., Ltd.	5,700	141,154
Shikoku Electric Power Co., Inc.	15,200	150,684
Shimadzu Corp.	9,200	245,696
Shimamura Co., Ltd.	1,800	152,466
Shimano, Inc.	1,300	216,386
Shimizu Corp.	8,600	80,169
Shin-Etsu Chemical Co., Ltd.	9,000	1,003,511
Shinsei Bank, Ltd.	12,500	194,872
Shionogi & Co., Ltd.	7,000	420,160
Softbank Corp.	51,900	711,928
Sompo Holdings, Inc.	8,600	338,032
Sony Corp.	11,700	712,169
Sony Financial Holdings, Inc.	7,500	161,351
Square Enix Holdings Co., Ltd.	7,100	337,877
Stanley Electric Co., Ltd.	4,400	121,762
Subaru Corp.	8,200	234,992
Sumitomo Corp.	15,000	243,636
Sumitomo Dainippon Pharma Co., Ltd.	8,800	153,588
Sumitomo Mitsui Financial Group, Inc.	22,200	788,170
Sumitomo Mitsui Trust Holdings, Inc.	9,500	346,231
Sumitomo Osaka Cement Co., Ltd.	2,500	109,130

Security	Shares	Value
Sumitomo Realty & Development Co., Ltd.	13,300	$482,767
Suntory Beverage & Food, Ltd.	4,100	175,278
Suzuken Co., Ltd.	3,200	170,860
Suzuki Motor Corp.	5,500	259,678
Sysmex Corp.	4,900	319,715
Taiheiyo Cement Corp.	6,000	169,734
Taisei Corp.	4,500	177,450
Taisho Pharmaceutical Holdings Co., Ltd.	2,900	206,406
Takashimaya Co., Ltd.	12,400	143,939
Takeda Pharmaceutical Co., Ltd.	29,100	1,051,472
TEIJIN, Ltd.	9,600	192,368
Terumo Corp.	14,800	483,024
TIS, Inc.	2,900	175,837
Tobu Railway Co., Ltd.	2,400	80,088
Toho Co., Ltd.	4,900	197,889
Toho Gas Co., Ltd.	10,100	393,380
Tokio Marine Holdings, Inc.	12,400	670,413
Tokyo Gas Co., Ltd.	30,100	734,772
Tokyu Corp.	9,800	185,353
Toppan Printing Co., Ltd.	4,200	77,680
Toray Industries, Inc.	45,300	320,141
Toshiba Corp.	6,400	218,855
TOTO, Ltd.	1,900	77,569
Toyo Seikan Group Holdings, Ltd.	7,500	118,525
Toyo Suisan Kaisha, Ltd.	4,400	185,262
Toyota Motor Corp.	22,200	1,540,256
Toyota Tsusho Corp.	2,700	93,146
Trend Micro, Inc.	3,900	196,850
Tsuruha Holdings, Inc.	1,300	146,235
Unicharm Corp.	9,300	315,185
United Urban Investment Corp.	170	342,963
USS Co., Ltd.	8,100	156,882
Welcia Holdings Co., Ltd.	3,000	172,381
West Japan Railway Co.	2,500	217,226
Yakult Honsha Co., Ltd.	4,300	246,432
Yamaguchi Financial Group, Inc.	19,600	137,519
Yamato Holdings Co., Ltd.	6,600	110,699
Yamazaki Baking Co., Ltd.	8,800	150,028
Yokogawa Electric Corp.	10,000	183,229
Z Holdings Corp.	101,400	312,182
ZOZO, Inc.	5,300	123,453

		$67,523,334

Netherlands — 4.5%
ABN AMRO Bank NV(3)	14,200	$264,689
Accell Group	2,450	60,858
Akzo Nobel NV	17,396	1,603,796
Arcadis NV	8,400	166,068
ASML Holding NV	12,460	3,265,944
ASR Nederland NV	5,300	194,291
Basic-Fit NV(1)(3)	2,000	61,170
Cimpress NV(1)(2)	1,700	224,604
Corbion NV	20,000	577,786

Security	Shares	Value
Eurocommercial Properties NV	8,200	$261,685
Euronext NV(3)	1,764	142,306
GrandVision NV(3)	6,200	189,535
IMCD NV	2,869	224,023
ING Groep NV	119,200	1,349,759
InterXion Holding NV(1)	5,400	476,388
Koninklijke BAM Groep NV(2)	30,000	76,165
Koninklijke DSM NV	1,400	166,163
Koninklijke KPN NV	359,000	1,114,468
Koninklijke Philips NV	51,100	2,241,965
Koninklijke Vopak NV	4,900	269,185
NN Group NV	8,750	333,873
NXP Semiconductors NV	10,200	1,159,536
Pharming Group NV(1)	96,500	137,975
PostNL NV	71,792	164,951
Prosus NV(1)	26,100	1,799,829
Randstad NV	5,400	299,683
SBM Offshore NV	20,128	347,117
Signify NV(3)	11,700	342,811
Takeaway.com NV(1)(2)(3)	2,700	220,235
Unilever NV(2)	74,000	4,373,894
Vastned Retail NV	3,510	105,341
Wolters Kluwer NV	12,020	885,309

		$23,101,402

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	72,300	$600,260
Auckland International Airport, Ltd.	101,900	607,306
Contact Energy, Ltd.	37,100	175,468
Fisher & Paykel Healthcare Corp., Ltd.	49,600	608,354
Fletcher Building, Ltd.	194,000	569,998
Genesis Energy, Ltd.	38,800	81,509
Goodman Property Trust	250,000	341,299
Infratil, Ltd.	38,198	120,695
Mercury NZ, Ltd.	54,400	172,991
Precinct Properties New Zealand, Ltd.	189,100	220,515
Pushpay Holdings, Ltd.(1)	28,817	58,034
Restaurant Brands New Zealand, Ltd.(1)	19,660	150,174
SKYCITY Entertainment Group, Ltd.	163,000	408,370
Spark New Zealand, Ltd.	189,031	542,267
Xero, Ltd.(1)(2)	10,970	520,353
Z Energy, Ltd.	169,400	581,714

		$5,759,307

Norway — 2.2%
Adevinta ASA, Class B(1)	25,000	$285,961
Aker Solutions ASA(1)(3)	20,000	46,177
Atea ASA	30,636	387,099
Borregaard ASA	21,042	202,738
BW Offshore, Ltd.(1)	9,100	69,502
DHT Holdings, Inc.	13,700	105,901
DNB ASA	49,100	893,977
Entra ASA(3)	47,800	715,813
Equinor ASA	47,700	885,583
Europris ASA(3)	107,100	290,656

Security	Shares	Value
Fjordkraft Holding ASA(3)	18,200	$98,739
Frontline, Ltd.(1)	9,000	94,678
Gjensidige Forsikring ASA	16,200	302,861
Golar LNG, Ltd.(2)	7,300	100,521
Kongsberg Gruppen ASA	29,000	428,429
Mowi ASA	31,300	764,094
Nordic American Tankers, Ltd.	20,400	73,032
Nordic Nanovector ASA(1)(2)	42,000	94,477
Opera, Ltd. ADR(1)	22,300	224,561
Orkla ASA	75,100	721,849
REC Silicon ASA(1)(2)	555,600	186,236
Sbanken ASA(3)	7,500	53,286
Scatec Solar ASA(3)	31,500	350,431
Ship Finance International, Ltd.	7,300	105,631
SpareBank 1 SMN	14,400	155,154
SpareBank 1 SR-Bank ASA	13,600	144,916
Telenor ASA	63,400	1,186,578
Tomra Systems ASA	35,700	962,232
Veidekke ASA	20,997	227,687
Yara International ASA	33,400	1,301,137

		$11,459,936

Portugal — 1.1%
Altri SGPS SA	89,581	$546,815
Banco Comercial Portugues SA	4,174,000	946,554
Corticeira Amorim SGPS SA	9,900	106,559
CTT-Correios de Portugal SA(2)	137,610	439,948
EDP-Energias de Portugal SA	179,300	738,578
Galp Energia SGPS SA, Class B	56,600	905,304
Jeronimo Martins SGPS SA	52,700	885,552
NOS SGPS SA	145,900	867,412
REN - Redes Energeticas Nacionais SGPS SA	29,300	86,968
Semapa-Sociedade de Investimento e Gestao	15,074	207,601

		$5,731,291

Singapore — 2.2%
AEM Holdings, Ltd.	100,000	$109,860
Ascendas Real Estate Investment Trust	109,000	253,867
Ascott Residence Trust	72,000	72,972
CapitaLand Commercial Trust, Ltd.	94,500	142,315
CapitaLand Mall Trust	82,400	153,746
CDL Hospitality Trusts	40,000	48,201
China Aviation Oil Singapore Corp, Ltd.	96,100	86,061
ComfortDelGro Corp., Ltd.	187,600	316,797
DBS Group Holdings, Ltd.	43,200	823,430
Ezion Holdings, Ltd.(1)(5)	1,126,000	0
First Resources, Ltd.	76,000	85,341
Flex, Ltd.(1)	85,300	1,002,275
Frasers Logistics & Industrial Trust	110,000	101,803
Genting Singapore, Ltd.	990,000	683,014
Hi-P International, Ltd.	84,400	88,903
Hutchison Port Holdings Trust	446,200	69,117
Jardine Cycle & Carriage, Ltd.	16,400	394,291

Security	Shares	Value
Keppel DC REIT	92,156	$135,357
Keppel Infrastructure Trust	641,585	252,480
Keppel REIT	110,000	97,781
Mapletree Commercial Trust	77,600	132,826
Mapletree Industrial Trust	68,200	127,750
Mapletree Logistics Trust	83,200	102,694
Mapletree North Asia Commercial Trust	106,100	99,741
Midas Holdings, Ltd.(1)(5)	480,000	0
Raffles Medical Group, Ltd.	220,700	163,854
SATS, Ltd.	70,100	259,964
Sembcorp Industries, Ltd.	95,000	159,495
Sheng Siong Group, Ltd.	175,500	150,852
Singapore Airlines, Ltd.	46,700	322,779
Singapore Exchange, Ltd.	40,000	262,622
Singapore Post, Ltd.	211,600	149,190
Singapore Technologies Engineering, Ltd.	105,700	309,632
Singapore Telecommunications, Ltd.(4)	61,100	147,871
Singapore Telecommunications, Ltd.(4)	534,300	1,293,836
StarHub, Ltd.	208,800	199,519
Suntec Real Estate Investment Trust	89,800	122,676
United Overseas Bank, Ltd.	31,600	622,123
Venture Corp., Ltd.	43,500	504,584
Wilmar International, Ltd.	514,200	1,413,781

		$11,463,400

Spain — 4.5%
Acerinox SA	19,300	$180,944
Aena SME SA(3)	3,850	706,714
Almirall SA	22,300	418,840
Amadeus IT Group SA	31,540	2,333,274
Applus Services SA	11,100	134,137
Banco Bilbao Vizcaya Argentaria SA	141,430	744,887
Banco Santander SA	63,100	253,365
Bankia SA	81,600	155,678
Bankinter SA	38,100	263,876
Bolsas y Mercados Espanoles SHMSF SA	5,400	149,792
CaixaBank SA	101,600	291,348
Cellnex Telecom SA(3)	11,582	499,750
Cia de Distribucion Integral Logista Holdings SA	10,097	211,704
Coca-Cola European Partners PLC	33,900	1,813,989
Construcciones y Auxiliar de Ferrocarriles SA	2,050	92,059
Ebro Foods SA	12,141	266,530
Ence Energia y Celulosa SA(2)	90,514	357,427
Endesa SA	14,100	384,011
Faes Farma SA	47,800	274,686
Ferrovial SA	25,948	765,549
Grifols SA	53,600	1,729,166
Grupo Catalana Occidente SA	2,596	90,949
Iberdrola SA	153,800	1,580,909
Industria de Diseno Textil SA(2)	71,500	2,227,998
Mapfre SA	82,487	230,221
Masmovil Ibercom SA(1)	3,750	86,826
Merlin Properties Socimi SA	128,700	1,894,570

Security	Shares	Value
Prosegur Cash SA(3)	47,137	$73,706
Prosegur Cia de Seguridad SA	28,400	110,211
Red Electrica Corp. SA	17,578	353,274
Repsol SA	129,563	2,135,159
Tecnicas Reunidas SA(1)(2)	3,280	82,564
Telefonica SA	212,700	1,633,382
Telepizza Group SA(1)(3)	11,173	58,568
Tubacex SA	34,340	101,916
Zardoya Otis SA	30,400	230,495

		$22,918,474

Sweden — 4.4%
Alfa Laval AB	6,950	$160,860
Arjo AB, Class B	55,760	229,972
Assa Abloy AB, Class B	16,810	399,210
Atrium Ljungberg AB, Class B	3,800	75,669
Attendo AB(2)(3)	51,800	264,496
Avanza Bank Holding AB	21,500	183,431
Axfood AB	12,500	269,235
Betsson AB	23,476	115,633
BillerudKorsnas AB	39,250	472,063
BioGaia AB, Class B	2,949	112,362
Bonava AB, Class B	9,800	94,517
Castellum AB	30,000	613,069
Catena AB	2,100	76,922
Dios Fastigheter AB	19,400	161,617
Dustin Group AB(3)	25,800	205,689
Elekta AB, Class B	52,300	728,582
Epiroc AB, Class A(2)	16,126	181,696
Epiroc AB, Class B	11,200	121,984
Essity AB, Class B	49,100	1,533,919
Fabege AB	29,200	436,086
Fingerprint Cards AB, Class B(1)(2)	51,000	94,872
Granges AB	26,120	254,260
Hemfosa Fastigheter AB	13,100	134,996
Hennes & Mauritz AB, Class B	47,400	993,480
Hexpol AB	58,200	519,270
Holmen AB, Class B	17,600	519,388
Husqvarna AB, Class B	34,170	261,773
ICA Gruppen AB	12,500	553,147
Indutrade AB	3,149	97,092
JM AB	7,000	179,317
Karo Pharma AB(1)	29,600	126,401
Lifco AB, Class B	2,000	99,755
Lundin Petroleum AB	34,900	1,155,820
Modern Times Group MTG AB, Class B(1)	32,300	299,540
Mycronic AB(2)	18,300	304,607
NCC AB, Class B	12,400	199,292
NetEnt AB	26,464	74,862
Nibe Industrier AB, Class B	12,473	170,786
Nobia AB	15,200	97,052
Nordic Entertainment Group AB, Class B	12,020	341,673
Nyfosa AB(1)	21,257	142,055

Security	Shares	Value
Pandox AB	5,668	$113,424
Paradox Interactive AB(2)	8,600	117,246
RaySearch Laboratories AB(1)	11,321	181,729
Saab AB, Class B	4,437	137,023
Samhallsbyggnadsbolaget i Norden AB	37,200	85,234
Scandic Hotels Group AB(3)	11,600	111,615
Securitas AB, Class B	12,200	195,348
Skandinaviska Enskilda Banken AB, Class A	82,000	786,489
Skanska AB, Class B	9,000	191,762
Svenska Cellulosa AB SCA, Class B	91,900	937,759
Svenska Handelsbanken AB, Class A	75,900	761,718
Swedbank AB, Class A	45,200	633,401
Swedish Orphan Biovitrum AB(1)	34,800	551,870
Tele2 AB, Class B	46,720	668,804
Telefonaktiebolaget LM Ericsson, Class B	211,600	1,849,127
Telia Co. AB(2)	216,000	950,164
Tethys Oil AB	12,500	95,197
Trelleborg AB, Class B	13,600	219,921
Vitrolife AB	7,900	123,260
Volvo AB, Class B	13,200	197,812
Wallenstam AB, Class B	24,800	271,618
Wihlborgs Fastigheter AB	10,300	155,842

		$22,392,813

Switzerland — 9.0%
Adecco Group AG	11,579	$688,327
ALSO Holding AG	1,880	279,863
Baloise Holding AG	2,590	479,029
Banque Cantonale Vaudoise	292	228,964
Belimo Holding AG	66	413,986
BKW AG	2,892	213,455
Cembra Money Bank AG	2,620	277,839
Cie Financiere Richemont SA	58,100	4,565,565
Comet Holding AG(2)	2,450	245,125
DKSH Holding AG	3,500	166,428
dormakaba Holding AG	350	224,200
Ems-Chemie Holding AG	1,460	914,688
Flughafen Zurich AG	2,182	393,179
Forbo Holding AG	500	796,745
Galenica AG(3)	3,000	179,602
Geberit AG	2,353	1,195,536
Givaudan SA	810	2,379,726
Gurit Holding AG	125	178,542
Helvetia Holding AG	2,550	358,191
Huber+Suhner AG	3,060	203,866
Inficon Holding AG	575	412,511
Intershop Holding AG	234	128,709
Kuehne & Nagel International AG	3,878	626,519
Landis+Gyr Group AG	5,600	519,978
LEM Holding SA	200	236,618
Nestle SA	60,500	6,472,369
Novartis AG	32,700	2,857,169
Pargesa Holding SA, Bearer Shares	3,800	300,385

Security	Shares	Value
Partners Group Holding AG	760	$593,910
PSP Swiss Property AG	9,100	1,204,521
Roche Holding AG PC	8,830	2,657,440
Roche Holding AG, Bearer Shares	1,080	321,977
Schindler Holding AG	1,944	460,366
Schindler Holding AG PC	2,895	709,264
Schweiter Technologies AG	80	82,222
SGS SA	332	865,891
SIG Combibloc Group AG	47,400	657,185
Sika AG	13,240	2,276,042
Sonova Holding AG	1,580	362,576
Stadler Rail AG(1)	7,634	370,790
Swatch Group AG (The)	1,780	493,555
Swiss Life Holding AG	1,360	681,111
Swiss Prime Site AG	10,230	1,054,425
Swiss Re AG	10,000	1,048,887
Swisscom AG	3,920	2,005,058
Temenos AG	9,320	1,333,421
Valiant Holding AG	1,958	198,874
Valora Holding AG	2,330	667,306
Vontobel Holding AG	3,573	208,319
Zurich Insurance Group AG	4,540	1,778,318

		$45,968,572

United Kingdom — 8.7%
3i Group PLC	15,400	$225,038
Admiral Group PLC	5,900	154,413
Aggreko PLC	7,800	79,966
Assura PLC	127,000	123,084
AstraZeneca PLC	33,000	3,218,068
Auto Trader Group PLC(3)	65,800	479,438
Avast PLC(3)	45,000	241,623
Aviva PLC	42,900	231,233
B&M European Value Retail SA	40,600	194,774
BAE Systems PLC	53,000	395,895
Barclays PLC	118,700	257,469
Barratt Developments PLC	24,895	203,586
BBA Aviation PLC	19,700	77,502
Bellway PLC	2,600	106,417
Berkeley Group Holdings PLC	4,400	250,797
BHP Group PLC	50,600	1,073,253
Big Yellow Group PLC	13,089	193,714
BMO Commercial Property Trust	89,046	135,540
BP PLC	313,388	1,987,306
BT Group PLC	352,800	936,281
Bunzl PLC	6,100	158,690
Capita PLC(1)	45,100	91,229
Centamin PLC	103,700	156,862
Civitas Social Housing PLC	80,000	88,177
Cobham PLC	77,000	157,502
Compass Group PLC	30,800	820,022
Computacenter PLC	8,800	155,728
ConvaTec Group PLC(3)	54,000	137,955

Security	Shares	Value
Croda International PLC	5,987	$373,539
Daily Mail & General Trust PLC, Class A	24,002	273,319
Derwent London PLC	8,000	368,161
Diageo PLC	24,800	1,015,088
Diploma PLC	3,800	78,667
Direct Line Insurance Group PLC	42,288	149,097
easyJet PLC	6,400	102,669
Elementis PLC	58,068	111,746
Endava PLC ADR(1)	1,900	81,719
Equiniti Group PLC(3)	48,600	135,773
Essentra PLC	29,000	143,071
Experian PLC	14,700	463,363
FDM Group Holdings PLC	10,700	100,000
FirstGroup PLC(1)	104,625	175,003
Fresnillo PLC	19,500	180,156
Great Portland Estates PLC	23,683	241,732
Greggs PLC	4,700	108,106
Halma PLC	29,680	720,198
Hill & Smith Holdings PLC	4,600	78,019
Hiscox, Ltd.	4,900	94,623
HomeServe PLC	5,700	85,616
Howden Joinery Group PLC	23,000	172,138
HSBC Holdings PLC	180,600	1,364,453
Ibstock PLC(3)	45,000	140,617
Imperial Brands PLC	25,000	548,387
Inchcape PLC	12,900	107,851
Informa PLC	61,400	617,147
Inmarsat PLC	40,064	285,813
InterContinental Hotels Group PLC	4,840	292,891
Intertek Group PLC	2,700	187,207
IWG PLC	17,300	86,176
John Laing Group PLC(3)	15,800	74,817
Just Eat PLC(1)	12,600	119,979
Land Securities Group PLC	51,600	628,515
Lloyds Banking Group PLC	774,100	569,433
London Stock Exchange Group PLC	3,660	329,835
LondonMetric Property PLC	90,700	272,294
Manchester United PLC, Class A(2)	5,200	86,996
Marks & Spencer Group PLC	83,100	195,766
Marshalls PLC	10,000	91,954
Meggitt PLC	24,500	198,238
Merlin Entertainments PLC(3)	20,000	117,829
Micro Focus International PLC	35,300	484,500
Mondi PLC	19,940	413,434
Moneysupermarket.com Group PLC	16,800	74,754
National Express Group PLC	13,100	75,794
National Grid PLC	191,400	2,237,903
NCC Group PLC	72,058	175,063
NewRiver REIT PLC	38,200	99,519
Next PLC	3,170	270,358
Pennon Group PLC	48,800	567,380
Persimmon PLC	9,800	289,063

Security	Shares	Value
Phoenix Group Holdings PLC	17,800	$162,588
Primary Health Properties PLC	90,643	166,105
Provident Financial PLC	20,000	114,200
QinetiQ Group PLC	19,500	79,495
Reckitt Benckiser Group PLC	11,400	882,150
RELX PLC	29,880	719,372
Rentokil Initial PLC	39,000	229,523
Rightmove PLC	66,300	514,633
Rio Tinto PLC	23,400	1,218,246
Royal Dutch Shell PLC, Class A	70,500	2,043,660
Royal Mail PLC	29,400	80,452
RSA Insurance Group PLC	28,100	190,105
Safestore Holdings PLC	19,133	173,726
Sage Group PLC (The)	79,000	736,288
Segro PLC	68,100	744,967
Serco Group PLC(1)	38,000	76,815
Severn Trent PLC	22,293	651,785
Shaftesbury PLC	18,300	224,248
Smith & Nephew PLC	45,500	976,722
Softcat PLC	18,500	225,467
Sophos Group PLC(3)	29,000	213,313
Spirax-Sarco Engineering PLC	1,720	176,513
Spirent Communications PLC	50,000	128,692
SSP Group PLC	21,800	179,766
Standard Life Aberdeen PLC	48,718	191,543
Synthomer PLC	21,100	76,178
Tate & Lyle PLC	32,900	286,963
Taylor Wimpey PLC	90,000	193,023
Travis Perkins PLC	9,000	167,167
Tritax Big Box REIT PLC	152,000	296,056
UK Commercial Property REIT, Ltd.	77,300	87,883
Unilever PLC	15,580	932,914
UNITE Group PLC (The)	18,800	273,816
United Utilities Group PLC	59,600	672,980
Victrex PLC	4,400	124,997
Vodafone Group PLC	510,000	1,040,767
WH Smith PLC	5,897	167,106
Whitbread PLC	4,567	240,391
WM Morrison Supermarkets PLC	148,000	382,336

		$44,630,282

Total Common Stocks (identified cost $462,687,417)		$505,883,889

Rights (1) — 0.0%(6)

Security	Shares	Value
Austria — 0.0%
BUWOG AG(5)	3,930	$0

		$0

Security	Shares	Value
Norway — 0.0%(6)
Adevinta ASA, Exp. 11/12/19	10,000	$1,529

		$1,529

Singapore — 0.0%(6)
Mapletree Commerical Trust, Exp. 11/7/19	5,509	$365

		$365

Total Rights (identified cost $0)		$1,894

Warrants (1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(5)	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 2.5%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(7)	2,568,902	$2,568,902
State Street Navigator Securities Lending Government Money Market Portfolio, 1.75%(8)	10,217,807	10,217,807

Total Short-Term Investments (identified cost $12,786,709)		$12,786,709

Total Investments — 101.3% (identified cost $475,474,126)		$518,672,492

Other Assets, Less Liabilities — (1.3)%		$(6,858,052)

Net Assets — 100.0%		$511,814,440

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at October 31, 2019. The aggregate market value of securities on loan at October 31, 2019 was $14,365,285 and the total market value of the collateral received by the Fund was $15,132,743, comprised of cash of $10,217,807 and U.S. government and/or agencies securities of $4,914,936.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $12,597,627 or 2.5% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

(8)	Represents investment of cash collateral received in connection with securities lending.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.3%	$195,859,970
Japanese Yen	13.2	67,523,334
Swiss Franc	9.2	47,065,852
British Pound Sterling	9.0	45,945,344
Australian Dollar	8.8	45,341,943
United States Dollar	5.1	25,943,610
Swedish Krona	4.5	23,099,129
Hong Kong Dollar	4.2	21,287,381
Norwegian Krone	2.2	11,090,655
Danish Krone	2.1	10,954,787
Singapore Dollar	2.0	10,392,373
Israeli Shekel	1.7	8,929,160
New Zealand Dollar	1.0	5,238,954

Total Investments	101.3%	$518,672,492

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	10.7%	$54,910,096
Industrials	10.7	54,838,275
Consumer Staples	10.5	53,489,008
Consumer Discretionary	9.7	49,612,519
Health Care	9.6	49,190,048
Information Technology	9.4	48,067,731
Materials	9.2	47,192,867
Communication Services	8.5	43,453,395
Real Estate	8.1	41,343,981
Utilities	6.9	35,405,627
Energy	5.5	28,382,236
Short-Term Investments	2.5	12,786,709

Total Investments	101.3%	$518,672,492

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

The Fund did not have any open derivative instruments at October 31, 2019.

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $2,568,902, which represents 0.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$2,447,022	$155,032,995	$(154,912,937)	$1,822	$—	$2,568,902	$72,484	2,568,902

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$3,394,623	$150,555,833		$0	$153,950,456
Developed Europe	8,718,579	332,029,298		74,958	340,822,835
Developed Middle East	2,181,438	8,929,160		—	11,110,598
Total Common Stocks	$14,294,640	$491,514,291	**	$74,958	$505,883,889
Rights	$1,529	$365		$0	$1,894
Warrants	—	—		0	0
Short-Term Investments	10,217,807	2,568,902		—	12,786,709
Total Investments	$24,513,976	$494,083,558		$74,958	$518,672,492

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2019 is not presented.

Valuation – Other

Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Securities Lending

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities. The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral. The securities lending transactions outstanding at October 31, 2019 have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.